Securities Act Registration No. 333-221072

Investment Company Act Registration No. 811-23306

As filed with the Securities and Exchange Commission on October 25, 2021

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

☒	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐	Pre-Effective Amendment No.

☒	Post-Effective Amendment No. 121

and/or

☒	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☒	Amendment No. 124

(Check appropriate box or boxes.)

Collaborative Investment Series Trust

(Exact Name of Registrant as Specified in Charter)

500 Damonte Ranch Parkway

Building 700, Unit 700

Reno, NV 89521

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: 440-922-0066

Northwest Registered Agent Service, Inc.

8 The Green, Suite B

Dover, Delaware 19901

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

41 S. High Street, Suite 1700

Columbus, Ohio 43215

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

☐ Immediately upon filing pursuant to paragraph (b)

☒ On October 27, 2021 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)

☐ On (date) pursuant to paragraph (a)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒         This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment to its Registration Statement that was filed on July 30, 2021, accession number 0001387131-21-007960 (Amendment No. 101) Amendment No. 101 to the Trust’s Registration Statement relates to the Tuttle Capital Short Innovation ETF (f/k/a Short ARKK ETF). Parts A, B and C of Registrant’s Post-Effective Amendment No. 98 under the Securities Act of 1933 and Amendment No. 101 under the Investment Company Act of 1940, as amended, filed on July 30, 2021, are incorporated by reference herein.

Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Trust certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Seattle, State of Washington on the 25th day of October, 2021.

COLLABORATIVE INVESTMENT SERIES TRUST

By:	/s/ JoAnn M. Strasser
JoAnn M. Strasser
*Pursuant to Powers of Attorney

Pursuant to the requirements of the Securities Act this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Name	Title
Gregory Skidmore*	President, Principal Executive Officer, Trustee
Brandon E. Lacoff*	Trustee
Dean Drulias*	Trustee
Shawn Orser*	Trustee
Fredrick Stoleru*	Trustee
William McCormick*	Treasurer and Principal Financial Officer
Ronald Young Jr.*	Trustee

By:	/s/ JoAnn M. Strasser

JoAnn M. Strasser

*Attorney-in-Fact – Pursuant to Powers of Attorney